TAXES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax savings		$ 1,115,176	$ 2,256,051	$ 1,687,004
Basic and diluted earnings per shares		$ 0.03	$ 0.06	$ 0.05
Allowance for doubtful accounts		$ 800,000	$ 1,300,000	$ 835,000
Deferred tax assets		119,000	182,000	136,000
Valuation allowances		0	0	0
Interest and penalties tax		$ 0	$ 0	$ 0
Hong Kong
Tax rate		16.50%
PRC
Tax rate		15.00%
Chinese VAT
Value added tax rate	16.00%
Chinese VAT
Value added tax rate	13.00%
Chinese VAT
Value added tax rate	6.00%